Indebtedness, Outstanding Debt Payment Schedule (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 07, 2013	Dec. 30, 2012	Jan. 01, 2012
Debt Instrument [Line Items]
2013		$ 6,648
2014		1,167,450
Total outstanding debt	1,174,098	1,174,098
Less: Short-Term Debt		(6,648)	(4,600)
Long-Term Debt		$ 1,167,450	$ 1,176,638